Financial Information of the Parent Company (Details) - Schedule of Balance Sheets - Jianzhi Education Technology Group Company Limited [Member]		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 34,314,420	$ 4,975,123	¥ 6,349,655
Deferred offering expenses				8,022,885
Due from a related party		1,044,993	151,510	2,467,395
Total current assets		35,359,413	5,126,633	16,839,935
Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries		220,666,567	29,093,917	405,505,951
Amounts due from subsidiaries, VIE and VIE’s subsidiaries		114,574,974	16,611,811
Total non-current assets		315,241,541	45,705,728	405,505,951
Total assets		350,600,954	50,832,361	422,345,886
Current liabilities
Amounts due to subsidiaries and VIE				14,289,073
Accrued expenses and other liabilities		487,302	70,653	2,979,365
Total current liabilities		487,302	70,653	17,268,438
Total liabilities		487,302	70,653	17,268,438
Mezzanine equity:
Redeemable ordinary shares (US$0.0001 par value; 11,110,000 and nil shares issued and outstanding as of December 31, 2021 and 2022, respectively)*	[1]			45,984,876
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 100,000,000 shares and 121,110,000 shares issued and outstanding as of December 31, 2021 and 2022)*	[1]	77,746	12,111	63,291
Additional paid-in capital		242,093,942	35,099,483	54,045,908
Statutory reserve		23,599,304	3,421,577	23,599,304
Retained earnings		81,822,030	11,863,081	280,983,836
Accumulated other comprehensive income		2,520,630	365,457	400,233
Total shareholders’ equity		350,113,652	50,761,709	359,092,572
Total liabilities, mezzanine equity and shareholders’ equity		¥ 350,600,954	$ 50,832,361	¥ 422,345,886

[1]	Retrospectively restated for effect of stock split (see Note 14).